INCOME TAX EXPENSE (RECOVERY) - Reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate
Combined statutory income tax rate (as a percent)	26.50%	26.50%
Increase (decrease) resulting from:
Mining taxes (as a percent)	8.00%	5.00%
Percentage of depletion (as a percent)	(3.40%)	0.00%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense (as a percent)	42.10%	(19.10%)
Change in unrecognized deferred tax assets (as a percent)	59.20%	30.40%
Under (over) provided in prior periods (as a percent)	(34.40%)	(8.90%)
Income not subject to tax (as a percent)	(17.10%)	(3.00%)
Effect of non-deductible impairment/(reversals) (as a percent)	0.20%	(17.60%)
Enacted rate change (as a percent)	0.00%	0.10%
Accounting expenses disallowed for tax (as a percent)	17.80%	9.80%
Taxes on repatriation of foreign earnings (as a percent)	12.40%	3.80%
AMT Credit receivable due to U.S. Tax Reform (as a percent)	(7.80%)	(29.70%)
Other (as a percent)	19.10%	(2.80%)
Effective tax rate (as a percent)	122.60%	(5.50%)